SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
NOTE 10 - SHARE CAPITAL:

a.	The share capital composed of ordinary shares of NIS 0.0000769 par value, as follows:

	Number of ordinary shares
	December 31
	2020	2019
Authorized	140,010,000	140,010,000
Issued	21,057,922	17,864,684

The ordinary shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.

b.	Initial Public Offering (“IPO”)

On July 02, 2018 the Company completed the IPO and offered 1,400,000 ordinary shares and 1,400,000 warrants (the “IPO warrants”) to purchase up to 700,000 ordinary shares for a gross consideration of $11.2 million before issuance costs ($9.6 million net of issuance costs in cash which included $0.9 million underwriters’ fees and an additional approximately $0.7 million of other issuance costs). The ordinary shares and the IPO warrants sold in units (each a “unit”), with each unit consisting of one ordinary share and one tradable warrant to purchase 0.5 of an ordinary shares. The public offering price was $8.0 per unit.

The ordinary shares and warrants were immediately separable and started to trade separately upon completion of the Company’s IPO in July 2018.
In Connection with the IPO certain actions were completed, including:

1)
A 1-for- 130 split of the Company's ordinary shares. Following the split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the ordinary share numbers, losses per ordinary share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for- 130 split.

2)	The Company’s outstanding 2012 Convertible loans were automatically converted into 622,180 Ordinary Shares of the Company.

3)
The Company's series A preferred shares, series B preferred shares and series B-1 preferred shares were automatically converted into 1,328,860, 1,856,790 and 1,719,770, Ordinary Shares of the Company, respectively.

4)
The Company's warrants to purchase series A preferred shares, warrants to purchase Series B preferred shares and warrants to purchase Series B-1 preferred shares were automatically converted into 332,020, 756,340 and 467,220 warrants, respectively, to purchase ordinary shares of the Company.

5)
Existing options to purchase Series A preferred shares and warrants to purchase Series A preferred shares, granted to certain holders of our Series A preferred shares that were exercisable upon the closing of the IPO, were automatically converted into options to purchase 387,530 Ordinary Shares of the Company and into warrants to purchase 96,980 Ordinary Shares of the Company.

On July 26, 2018, the Company's underwriters exercised their overallotment option to purchase 210,000 warrants to purchase 105,000 Ordinary Shares of the Company for a total consideration of $2,100. The fair value of the warrants on the issuance date was $172,000. The Company recorded the fair value as issuance costs.

The Company also issued to the underwriters 10,000 ordinary shares following the closing of the IPO, as well as 70,000 underwriter warrants at an exercise price of $8.80 to purchase 70,000 ordinary shares. The underwriter warrants may be exercised on a cashless basis under certain circumstances as described in the warrant agreement. The underwriter warrants will be exercisable 180 days following June 29, 2018 until the fifth anniversary of such effective date. The underwriter warrants are not redeemable by the company and have some registration rights as described in the warrant. The underwriter warrants will provide for adjustment of the exercise price of such warrants (and the ordinary shares underlying such warrants) for dilutive events such as a stock dividend or stock split and for recapitalizations, mergers and other fundamental transactions.

The shares and warrants issued to the underwriters were recorded as an issuance cost based on fair value of $66,500 and $255,000 respectively.

The Company allocated the total consideration from the issuance of the units between the ordinary shares and the tradable warrants as follows: the IPO warrants were recorded at fair value based on the quoted price on Nasdaq as of July 2,2018 and the residual amount was allocated to the ordinary shares.

Issuance costs were allocated to the ordinary shares and the IPO warrants according to their fair values. Issuance costs which were allocated to the ordinary shares were deducted from shareholders' equity, and issuance costs that were allocated to the IPO warrants were expensed immediately.

IPO warrants

As described above, the Company issued 1,400,000 IPO warrants to purchase 700,000 ordinary shares of the Company. The IPO warrants are exercisable immediately at an initial exercise price of $8.4 per ordinary share for a period of five years, unless earlier repurchased by the Company under "Fundamental Transactions” as described in the warrant agreement or early expired as described below and in the warrant agreement.

The exercise of the warrants is in cash, unless the warrant holder is utilizing the “cashless” exercise provision of the warrants, prior to the termination date under certain circumstances as described in the warrant agreement. On the termination date, any warrants not previously exercised, repurchased by the Company or subject to early expiration will terminate and expire worthless.

The exercise price and number of shares issuable upon exercise of each warrant are subject to standard adjustments. The exercise price is subject to reduction if, within two years of the date of original issuance of the warrants, the Company sells or grants any warrant or option (except in certain circumstances as described in the warrant) at an effective price per share less than $8.0 per share (as adjusted in proportion with any adjustments made from time to time), which reduction will be based on a weighted average, as described in the warrant.

The Company may accelerate the expiration date of the warrants upon written notice to the holders at any time if the last reported sale price (as defined in the warrants) exceeds $24.00 per share, which is 300% of the IPO price per unit (subject to adjustments) for a 10 consecutive trading day period. As described in note c, the Company completed financing round in a price per share lower than the $8.0, therefore, the adjusted exercise price is $5.85.

For accounting purposes, the IPO warrants issued to the public were classified as a financial liability since their exercise price and number of shares issuable upon exercise of each warrant are subject to certain adjustments as described in the warrant agreement and also due to the cashless exercise option. The fair value of the IPO warrants as of the IPO closing date and as of December 31, 2020 was based on quoted price on Nasdaq (Level 1 valuation) as of the respective date.

c.
In July 2019, one of the Company’ shareholders' exercised his option to acquire 32,500 ordinary shares and additional 8,190 warrants for a total consideration of $100,000 (upon achievement of the second milestone) in accordance with the preferred share A purchase agreement signed in 2014 and its amendments.

d.
On July 20, 2019, the 443,950 warrants and certain additional options to purchase 443,950 ordinary shares for a purchase price of $3.69 per share (upon achievement of the second milestone) in accordance with the abovementioned preferred share A purchase agreement and its amendments expired. Following the expiration, the Company classified $1.4 million from Other Reserves to Additional paid in Capital.

e.
On October 4, 2019 the 467,220 warrants to purchase ordinary shares at a purchase price of $5.24, in accordance with the “2016 Convertible Loan” (Series B-1 preferred shares) expired. Following the expiration, the Company classified $1.2 million from Other Reserves to Additional paid in Capital.

f.
On December 11, 2019 and December 18, 2019 (“the first and second closing”), the Company entered into subscription agreements with a selected group of accredited investors, including certain board members and their affiliates for the private placement of 5,710,153 ordinary shares for aggregate subscription proceeds to the Company of $13.5 million at $2.37 price per share. In addition, the Company granted 2,855,095 warrants, exercisable over a three-years period from the date of issuance, to purchase 2,855,095 ordinary shares at a per share exercise price of $2.96.

In addition, on December 13, 2019, D.N.A Biomedical Solutions Ltd. (“DNA”), an existing shareholder of the Company, subscribed to the Private Placement (the “DNA Private Placement”) to purchase 337,553 ordinary shares for aggregate consideration of $800,000. In connection with the transaction, the Company granted DNA warrants, exercisable over a three-year period from the date of issuance, to purchase 168,776 ordinary shares at a per share exercise price of $2.96.  This investment was approved by the shareholders of the Company on February 18, 2020.

The 168,776 warrants issued in connection with the DNA Private Placement together with the 2,855,095 warrants issued in connection with the Private Placement are the “Investors Warrants”

In connection therewith, the Company entered into Placement Agency agreement with GP Numenkari Inc., a broker-dealer (“the Broker”). Based on the agreement, the Broker was entitled to the following consideration:

1.	A cash fees equal to 10% of the total proceeds paid by subscribers invested through the Broker.

2.
Three-years warrants to purchase ordinary shares in the amount equal to 10% of the number of shares issued to subscribers invested through the Broker at a per share exercise price of $2.37 (“Broker Warrants Type 1”).

3.
Three-years warrants to purchase ordinary share in the amount equal to 5% of number of shares issued to subscribers invested through the Broker at a per share exercise price of $2.96 (“Broker Warrants Type 2”), together with the Broker Warrants Type 1 (the “Broker Warrants”).

Following the first and second closing of the offering, the Company issued 184,515 Broker Warrants type 1 and 92,257 Broker Warrants type 2.

Prior to the exercise of the Investor Warrants and the Broker Warrants and for one year from the date of the first closing, the number of ordinary shares issuable upon their exercise and the exercise price are subject to customary adjustments, including in the events of reorganizations or reclassifications of the Company’s capital stock, upon payment of dividends or distributions to the Company’s shareholders, and upon subsequent issuance of the Company’s share capital at or below a price of $2.37. In addition, these warrants agreements have cashless exercise option. Therefore, for accounting purposes, the Investors Warrants issued were classified as a financial liability. As described in note 10i, the Company issued Ordinary Shares through the Company’s ATM Program at an average price per share lower than $2.37, and the adjusted exercise price was reset to $1.05.
The Company had transaction costs of approximately $1.2 million, out of which $205 thousand are stock-based compensation expenses due to issuance of Broker Warrants type 1 and Broker Warrants type 2.

The Company allocated the total consideration from the issuance of the units between the ordinary shares and the warrants as following: the Investors Warrants were recorded at fair value based on its fair value as of the issuance date and the residual amount was allocated to the ordinary shares.

Issuance costs were allocated to the ordinary shares and the tradable warrants according to their fair values. Issuance costs which were allocated to the ordinary shares were deducted from shareholders' equity, and issuance costs that were allocated to the Investors warrants were expensed immediately.

As part of the subscription agreements, the Company also entered into a Registration Rights Agreement (together with the Warrants and the Subscription Agreement), pursuant to which within seven months of the final closing, the Company shall file a registration statement on Form F-3 with the SEC for the resale of the Shares issued in the first and second closing (including those issued upon exercise of the Warrants). Under the agreement, the Company is required to pay the purchasers liquidated damages in the event that the Company does not meet the foregoing requirement in an amount equal to 1% per month of the aggregate purchase price paid in cash by such purchasers for their investment in the Company. In June 2020, the Company filed the selling registration statement on Form F-3 with the SEC.

g.
On June 13, 2020, 687,960 warrants to purchase 687,960 ordinary shares for a purchase price of $6.99 per share in accordance with the Series B preferred share purchase agreement signed in 2016 and its following amendments expired. Following the expiration, the Company classified $1.5 million from Other Reserves to Additional paid in Capital.

h.
In July 2020, 340,210 warrants to purchase 340,210 ordinary shares for a purchase price of $3.69 per share in accordance with the Series A preferred share purchase agreement expired. Following the expiration, the Company classified $1.2 million from Other Reserves to Additional paid in Capital.

i.
On July 4, 2020, the Company established a primary registration statement under form F-3 and at-the-market equity program (the "ATM Program") that allows the Company to issue up to $13.9 million of ordinary shares, at the Company's discretion. Distributions of the ordinary shares through the ATM Program were made pursuant to the terms of an equity distribution agreement dated July 13, 2020 among the Company and Canaccord Genuity LLC (the "Agent").

As of December 31, 2020, the Company issued 2,802,731 ordinary shares for gross proceeds of $3.5 million at a weighted average price of $1.27 per ordinary share through the Company’s ATM Program. The net consideration from ATM Program was $3.2 million.  These transactions triggered adjustment to the exercise price of the warrant issued as part of the Private Placement held in December 2019 and February 2020. See note 10f.

j.	Share based compensation:

1)	Share based compensation plan

On March 17, 2013, the Company's Board of Directors approved a Share Incentive Plan (the “2013 Plan”).  Under the 2013 Plan, the Company shall reserve sufficient number of ordinary shares, NIS 0.000769 par value, of the Company for allocation of stock options, restricted share units, restricted share awards and performance-based awards (the "Option"), to employees and non-employees. Each Option is exercisable for one ordinary share.

Any option granted under the 2013 Plan that is not exercised within six years from the date upon which it becomes exercisable will expire.

On July 2, 2018, the Company's board of directors and shareholders of the Company approved a new Share Incentive Plan (the “2018 Plan”) and reserved 1,371,398 ordinary shares of the Company for allocation of stock options, restricted share units, restricted share awards and performance-based awards (the "Option"), to employees and non-employees for issuance under the 2018 Plan. Each Option is exercisable for one ordinary share NIS 0.0000769 par value.

Any option granted under 2018 Plan that is not exercised within 10 years from the date upon which it becomes exercisable will expire.

The options granted to employees are subject to the terms stipulated by section 102(b)(2) of the Israeli Income Tax Ordinance (the “Ordinance”). According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance or NSO. The Company will be allowed to claim as an expense for tax purposes in the year in which the related parties or non-employees exercised the options into shares.

As of December 31, 2020, 1,263,454 ordinary shares remain available for future grants under the Plan.

On January 4, 2021 the Company’s Board of Directors approved an increase of 1,052,896 ordinary shares that may be issued under the Company’s Plan.

2)	share-based compensation grants to employees and directors:

a)
On January 17, 2019, the Company granted options to purchase 124,000 ordinary shares to certain employees, with an exercise price of $3.97. The options vest over 4 years from the date of grant; 25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date.  The fair value of the options at the date of grant was $341,000.

b)
On January 17, 2019, the Company's Board of Directors approved to grant options to purchase 25,000 ordinary shares to the CMO, with an exercise price of $3.97. From the total options, 25% will vest on March 1, 2019 and the remaining 75% options shall vest in twelve equal quarterly installments over the next three years starting January 17, 2019. The grant was subject to the approval by the shareholders of the Company and was subsequently approved in May 2019. The fair value of the options at the date of grant was $68,000.

c)
On January 17, 2019, the Company's Board of Directors approved to grant options to purchase 201,828 ordinary shares to non-executive directors of the Company, with an exercise price of $3.97. The options will vest over 3 years in twelve equal quarterly instalments starting in the vesting commencement date (as described in each agreement). The grant was subject to the approval by the shareholders of the Company and was subsequently approved in May 2019. The fair value of the options at the date of grant was $531,000.

d)
On August 5, 2019, the Company’s Board of Directors approved to grant options to purchase 696,587 ordinary shares to the former CEO, with an exercise price of $2.75 per share. The options vest over 4 years from the date of grant.  25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date. The grant was subject to the approval by the shareholders of the Company and was subsequently approved in October 2019. The fair value of the options at the date of grant was $1.1 million. Effective September 7, 2020, upon the termination of the former CEO employment agreement, 522,440 of these options which have yet to fully vest are forfeited and were recognized as a reverse of expense under the General and Administrative line item in the amount of $314 thousand. In December 2020, the remaining of options were expired.

e)	On November 18, 2019, the Company’s Board of Directors approved the following option grants:

i.
Options grant to purchase 30,385 ordinary shares to the new US-based CFO, with an exercise price of $2.53 per share. The options will vest over two years in equal monthly installments following the grant date. The grant was subject to the approval by the shareholders of the Company and was subsequently approved in February 2020. The fair value of the options at the shareholders’ approval date was $59,797.

ii.
Options grant to purchase 33,638 ordinary shares t0 non-executive director of the Company, with an exercise price of $2.53. The options will vest over 3 years in twelve equal quarterly instalments starting on the vesting commencement date (as described in the agreement). The grant was subject to the approval by the shareholders of the Company and was subsequently approved in February 2020. The fair value of the options at the shareholders’ approval date was $68,856.

f)
On March 16, 2020, options to purchase 201,600 ordinary shares to certain employees and 7,500 options granted to a service provider, with an exercise price of $2.14 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date. The fair value of the options at the date of grant was $274,000.

g)
On March 16, 2020, options to purchase 250,000 ordinary shares granted to certain executive officers of the Company, with an exercise price of $2.14. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date. The fair value of the options at the date of grant was $316,000.

h)
On April 20, 2020 options to purchase 31,502 ordinary shares granted to the former CEO with an exercise price of $1.98 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date. The fair value of the options at the date of grant was $37,000. Effective September 7, 2020, due to termination of the employment agreement with the former CEO, these options are forfeited and recognized as a reverse of expense under the General and Administrative line item in the amount of $4,000.

3)	Share-based compensation to service provider:

a)
In November 2019, the Board of Directors approved an option grant to a services provider in accordance with business development and advisory services agreement from August 2019. Under the terms of the agreement, the Company agreed to grant options to purchase the Company’s ordinary shares in an amount equal to $90,000 as of the date of grant, or 65,693 ordinary shares at an exercise price of $3.10. The options will vest over six months in equal monthly instalments starting in August 2019. See also Note 16d.

b)
In April 2020, the Company entered into an investor relations services agreement.  Under the terms of the agreement, the Company agreed to pay a monthly fee of $5,000 and to issue the consultant 28,000 Restricted Share Units (“RSU”), of which the first 7,000 shares vested on the signing date and the remaining 21,000 shares will vest in three equal installments until January 8, 2021. As of December 31, 2020, 21,000 shares were fully vested. The fair value of the RSU was $53,200 using the fair value of the shares at the grant date, of which $52,766 were recognized as an expense during the year ended December 31, 2020.

c)
In November 2020, the Company entered into an amendment to business development services agreement with the business development consultant. Under the terms of the agreement, the Company agreed to pay a monthly fee of $5,000 and to issue the consultant 79,760 options with an exercise price of $1.06 per share. The options vests over 6 months in six equal installments from October 1, 2020. The fair value of the options at the date of grant was $35,094.

4)	The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model, with the following weighted average assumptions:

	2020	2019	2018
Exercise price	$1.06-$2.14	$3.12	$6.31
Dividend yield	-	-	-
Expected volatility	66.35%-71%	71%	68%
Risk-free interest rate	0.16%-0.58%	1.86%	2.23%
Expected life - in years	2.75-6.1	9.37	4.07

The fair value of each option with a par value exercise price is based on the fair value of ordinary share at the date of grant.  The ordinary share price is derived from the value of equity and is based on market value, or prior to the IPO based on the valuation performed. The expected volatility is based on comparable companies. The risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with a time to maturity that equals the average life of the options.

5)	Changes in the number of options and weighted average exercise prices are as follows:

	Year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	2,847,600	$4.74	2,438,410	$4.36	3,044,990	$4.59
Expired	(226,106)	2.68	(91,000)	6.31	-	-
Forfeited	(589,793)	2.7	(14,690)	4.44	(718,120)	5.73
Exercised (*)	(31,954)	2.11	(662,251)	0.21	(31,460)	-
Granted	570,362	$1.98	1,177,131	$3.12	143,000	$5.35
Outstanding at end of year	2,570,109	$4.85	2,847,600	$4.74	2,438,410	$4.36
Exercisable at end of year	1,791,687	$5.49	1,525,618	$5.62	1,837,160	$1.67

(*) The total intrinsic value of options exercised during the year ended December 31, 2020 was approximately $22,048.

6)	The following is information about the exercise price and remaining contractual life of outstanding options at year-end:

December 31, 2020			December 31, 2019
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life

4,680	*	1.78	4,680	*	2.79
79,760	$1.06	4.85	-	-	-
-	-	-	11,050	$1.85	1.22
-	-	-	65,000	$2.11	0.05
431,800	$2.14	9.26	-	-	-
64,023	$2.53	8.89	64,023	$2.53	9.89
-	-	-	696,587	$2.75	9.60
65,693	$3.10	3.89	65,693	$3.10	4.89
198,120	$3.69	1.36	203,970	$3.69	2.36
332,953	$3.97	7.91	340,828	$3.97	9.05
1,245,790	$6.31	5.07	1,248,479	$6.31	5.85
147,290	$7.54	2.26	147,290	$7.54	3.26

*	Par value

7)	The remaining unrecognized compensation expense as of December 31, 2020 is $0.5 million and will be expensed in full at April 2024.

8)	Exercise of options

1.	During 2019, current and former executive officers exercised 662,251 options into 662,251 ordinary shares for a total consideration of $138,000.

2.	In January 2020, a consultant exercised 31,954 options into 31,954 ordinary shares for a total consideration of $68,000.